Average Annual Total Returns - FidelitySeriesSmallCapDiscoveryFund-PRO - FidelitySeriesSmallCapDiscoveryFund-PRO - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2024
Fidelity Series Small Cap Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.77%
Past 5 years	14.69%
Past 10 years	8.58%
Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.85%
Past 5 years	11.95%
Past 10 years	6.66%
Fidelity Series Small Cap Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.39%
Past 5 years	11.27%
Past 10 years	6.48%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%